Shareholder Report, Holdings (Details) - Langar Global HealthTech ETF	Jun. 30, 2025
Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Siemens Healthineers AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Sonova Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Insulet Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BioNTech SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Medical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Medical Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Specialty & Generic Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%